47062 10/98
PROSPECTUS SUPPLEMENT
dated October 5, 1998 to:
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PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
Prospectuses dated February 28, 1998

The third paragraph under the heading "How the fund is managed," is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                   BUSINESS EXPERIENCE
OFFICER               YEAR         (AT LEAST 5 YEARS)
-------               ----         ----------------------------

D. William Kohli      1994         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since 1994.  Prior
                                   to September, 1994, Mr. Kohli
                                   was Executive Vice President
                                   and Co-Director of Global Bond
                                   Management and prior to
                                   October, 1993, Senior
                                   Portfolio Manager at Franklin
                                   Advisors/Templeton Investment
                                   Counsel.

Jennifer E. Leichter  1998         Employed as an investment
Managing Director                  professional by Putnam
                                   Management since April,
                                   1987.

Jeffrey A. Kaufman    1998         Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since August,
                                   1998.  Prior to August,
                                   1998, Mr. Kaufman was a Vice
                                   President at MFS Investment
                                   Management. Prior to March,
                                   1994, Mr. Kaufman was an
                                   Emerging Markets Research
                                   Consultant at Salomon
                                   Brothers.